Shareholder Fees {- Fidelity Series Small Cap Discovery Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Series Small Cap Discovery Fund Series PRO-10 | Fidelity Series Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none